Form N-PX

                     Annual Report of Proxy Voting Record of

                     Mercantile Long-Short Manager Fund LLC





                  Investment Company Act File Number: 811-21258

                                   Registrant
                     Mercantile Long-Short Manager Fund LLC
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201
                                 (410) 237-5223

                                Agent for Service
                                  Scott Liotta
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201

             Date of Reporting Period: July 1, 2004 to June 30, 2005

         Name of Issuer:       TCS Capital II, LP
         Cusip Number:         N/A
         Ticker Symbol:        N/A
         Meeting Date:         Oct. 28, 2004
         Matter Voted On:      Proposal to change the withdrawal terms from
                               quarterly to annual liquidity as of December 31.
         Proposed by:          Issuer
         Did the Fund Voted on Matter:      YES
         How the Fund Voted:   In Favor
         With or Against Management:        With management

         Name of Issuer:       CCL Fund, LLC
         Cusip Number:         N/A
         Ticker Symbol:        N/A
         Meeting Date:         Nov 5, 2004
         Matter Voted On:      Daniel Asher will resign as a manager of the fund
                               and reduce his membership interest of the fund.
         Proposed by:          Issuer
         Did the Fund Voted on Matter:      YES
         How the Fund Voted:   In Favor
         With or Against Management:        With management



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         Name of Issuer:       Basswood Partners, LLC
         Cusip Number:         N/A
         Ticker Symbol:        N/A
         Meeting Date:         Dec. 1, 2004
         Matter Voted On:      An increase of the Administrative Fee rate paid
                               by the Partnership to Basswood Partners, LLC from
                               1% per annum to 1.5% per annum.
         Proposed by:          Issuer
         Did the Fund Voted on Matter:      YES
         How the Fund Voted:   In Favor
         With or Against Management:        With management



                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Scott Liotta
Treasurer
Date: August 30, 2005